Accounts Receivable and Other Current Assets	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable and Other Current Assets	ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS

($ millions)	2022	2021
Trade accounts receivable	930	621
Unbilled accounts receivable	887	701
Allowance for credit losses	(58)	(53)
	1,759	1,269
Other (1)	580	242
	2,339	1,511
(1)    Consists mainly of customer billings for non-core services, gas mitigation costs and collateral deposits for gas purchases, and the fair value of derivative instruments (Note 25)

Allowance for Credit Losses
The allowance for credit losses changed as follows.

($ millions)	2022	2021
Balance, beginning of year	(53)	(64)
Credit loss expensed	(27)	(7)
Credit loss deferral	(6)	—
Write-offs, net of recoveries	30	18
Foreign exchange	(2)	—
Balance, end of year	(58)	(53)

See Note 25 for disclosure on the Corporation's credit risk.